BORROWINGS (Short-term Narrative) (Details) - CNY (¥)	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Aug. 31, 2015
Short-term Debt [Line Items]
Short-term loans interest rate	3.17%		3.72%
Short-term bank borrowings	¥ 6,488,825,119		¥ 5,245,641,157
Amount of short-term bank borrowings guaranteed or collateralized	2,499,278,562
Debt, face amount			¥ 800,000,000
Loans denominated and repayable in EURO [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	175,696,758
Loans denominated and repayable in USD [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	1,643,290,629
Loans denominated and repayable in JPY [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	479,936,942
Loan Seven [Member] | Land use rights [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	243,715,446
Loan Seven [Member] | Buildings [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	1,568,479,398
Loan Seven [Member] | Certain equipments [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	381,251,320
Loan Agreement With the Export Import Bank of China [Member]
Short-term Debt [Line Items]
Debt, face amount	609,283,000
Guaranteed by pledged assets [Member] | Loan Seven [Member] | Inventories [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	146,000,000
Guaranteed by affiliate [Member] | Loan One [Member] | Bank acceptance note [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	50,000,000
Guaranteed by affiliate [Member] | Loan Five [Member] | Building and Equipment [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	1,108,322,556
Guaranteed by shareholders [Member] | Loan Three [Member] | Letter Of Guarantee [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	167,143,890
Guaranteed by shareholders [Member] | Loan Four [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	10,000,000
Guaranteed by shareholders [Member] | Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	216,000,000
Guaranteed by shareholders and affiliate [Member] | Loan Six [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	¥ 788,000,000
Jiangxi Jinko [Member] | Loan Agreement With the Export Import Bank of China [Member]
Short-term Debt [Line Items]
Debt, face amount		¥ 1,150,000,000		¥ 700,000,000
Jiangxi Jinko [Member] | Guaranteed by affiliate [Member] | Loan One [Member]
Short-term Debt [Line Items]
Short-term loans interest rate	4.57%
Short-term bank borrowings	¥ 255,830,160
Jinko Holding [Member] | Guaranteed by affiliate [Member] | Loan One [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	530,364,036
Jiangxi Jinko, Jiangxi Import Export [Member] | Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	25,000,000
Jiangxi Jinko, Jiangxi Import Export [Member] | Guaranteed by affiliate [Member] | Loan One [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	23,000,000
Zhejiang Jinko,Jinko Solar Holding [Member] | Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	347,998,352
Zhejiang Jinko,Jinko Solar Holding [Member] | Guaranteed by affiliate [Member] | Loan One [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	227,744,000
Heji [Member] | Guaranteed by affiliate [Member] | Loan One [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	126,873,920
Credit Loans [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	3,959,614,762
Letter of Credit [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	¥ 175,000,000